Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
Federal net operating losses	$ 4,656,000	$ 4,334,000	$ 2,663,000
Federal net operating losses expire	2031	2031